Treasury Stock - Additional Information (Detail)				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Share Options American Depositary Share	Dec. 31, 2013 Stock Repurchase Plan American Depositary Share USD ($)	Dec. 31, 2013 Stock Repurchase Plan American Depositary Share CNY
Share Repurchases [Line Items]
Treasury Stock Shares					35,746,994	35,746,994
Treasury Stock Value	$ 323,736,602	1,959,804,269	2,006,420,168		$ 367,100,000	2,222,600,000
Number of share used to settle the exercise of share options				4,693,709